CAPITAL ASSETS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Table Text Block]
December 31, 2017		Accumulated	Net Book
	Cost	Depreciation	Value

Office Equipment	45,566	(45,377)	189
Leasehold improvement	440,329	(440,329)	-
	$485,895	$(485,706)	$189

December 31, 2016			Reclassified to
		Accumulated	discontinued	Net Book
	Cost	Depreciation	operation	Value

Mining Equipment	$49,432	$(49,432)	-	-
Office Equipment	49,600	(49,156)	-	444
Furniture and Fixtures	1,906	(1,587)	(319)	-
Leasehold improvement	440,329	(440,329)	-	-
	$541,267	$(540,504)	$(319)	$444